Parent Company Only Condensed Financial Information (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - Reportable Legal Entities [Member]	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of parent company statements of cash flows [Abstract]
Net loss	¥ (433,464,871)	$ (61,094,414)	¥ (145,479,105)	¥ (106,004,401)
Equity loss of subsidiaries	379,244,652	53,452,382	138,758,136	75,864,722
Share-based compensation	9,789,686	1,379,801	3,505,001	7,764,448
Fair value changes of warrant liability	(4,458,844)	(628,449)	(21,358)
Changes in operating assets and liabilities:
Amounts due from related parties	(105,794,347)	(14,911,113)	(520,750,020)	(23,299,705)
Amounts due to related parties	110,992	15,644	260,208	(110,893)
Accrued expenses and other liabilities	33,181,238	4,676,707	48,377,785	(24,732,348)
Prepaid expense	(2,341,350)	(330,000)
Net cash used in operating activities	(123,732,844)	(17,439,442)	(475,349,353)	(70,518,177)
Cash flows from investing activities:
Payment for long-term investment	(1,523,970)	(214,795)		(813,776)
Net cash used in investing activities	(1,523,970)	(214,795)		(813,776)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	284,196,000	40,055,814
Proceeds from acquisition			252,457,329
Offering cost			(35,884,661)
Net cash provided by financing activities	284,196,000	40,055,814	216,572,668
Effect of exchange rate on cash	5,242,203	738,859	9,210,810	(6,353,461)
Net (decrease) increase in cash	164,181,389	23,140,436	(249,565,875)	(77,685,414)
Cash at the beginning of the year	3,045,660	429,268	252,611,535	330,296,949
Cash at the end of the year	167,227,049	23,569,704	3,045,660	252,611,535
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares			(137,991,697)	130,662,326
Equity transaction from warrants			(8,870,007)
Equity transaction from preferred shares			¥ 1,636,897,084